Rule 497(c)

Registration No. 333-138592

[CHAPMAN AND CUTLER LLP LETTERHEAD]

December 6, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                           Nuveen Investment Trust V

                                 (Registration No. 333-138592)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust V (the “Registrant”) and its series, Nuveen Gresham Diversified Commodity Strategy Fund and Nuveen Gresham Long/Short Commodity Strategy Fund, we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(c) filing with the Securities and Exchange Commission on November 15, 2012.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

      Morrison C. Warren

Enclosures